Class K [Member] Expense Example - Class K - BlackRock Sustainable Advantage Large Cap Core Fund - Class K	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	$ 633